Restatement of previously issued financial statements	12 Months Ended
Dec. 31, 2020
Restatement of previously issued financial statements
Restatement of previously issued financial statements

Note 2 — Restatement of Previously Issued Financial Statements

The Company concluded it should restate its previously issued financial statements by amending Amendment No. 1 to its Annual Report on Form 10-K/A, filed with the SEC on May 24, 2021, to classify all Class A common stock subject to possible redemption in temporary equity. In accordance with accounting guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A common stock in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Class A common stock subject to possible redemption, the Company also restated its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable Class A common stock as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480. The Company’s previously filed financial statements that contained the error were initially reported in the Company’s Form 8-K filed with the SEC on March 13, 2020 (the “Post-IPO Balance Sheet”), the Company’s Form 10-Qs for the quarterly periods ended March 31, 2020, June 30, 2020, and September 30, 2020, and the Company’s Annual Report on 10-K for the annual period ended December 31, 2020, which were all previously restated in the Company’s Amendment No. 1 to its Form 10-K as filed with the SEC on May 12, 2021 (“the 2020 Affected Periods”), as well as the Company’s Form 10-Qs for the quarterly periods ended March 31, 2021, and June 30, 2021 (collectively, the “Affected Periods”). These financial statements restate the Company’s previously issued audited and unaudited financial statements covering the periods through December 31, 2020. The quarterly periods ended March 31, 2021, and June 30, 2021, will be restated with an amendment the Company’s Form 10-Q for the quarterly period ended September 30, 2021.

Impact of the Restatement

The impact of the restatement on the balance sheet, statement of operations and statement of cash flows for the 2020 Affected Periods is presented below:

	As Previously
	Restated on 10-K/A
As of March 13, 2020	Amendment No. 1	Adjustment	As Restated

Total assets	$231,769,236	$—	$231,769,236
Total liabilities	$17,812,302	$—	$17,812,302
Class A common stock subject to possible redemption	208,956,930	21,043,070	230,000,000
Preferred stock	—	—	—
Class A common stock	210	(210)	—
Class B common stock	575	—	575
Additional paid-in capital	5,356,051	(5,356,051)	—
Accumulated deficit	(356,832)	(15,686,809)	(16,043,641)
Total stockholders’ equity (deficit)	$5,000,004	$(21,043,070)	$(16,043,066)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$231,769,236	$—	$231,769,236
Shares of Class A common stock subject to possible redemption	20,895,693	2,104,307	23,000,000
Shares of Class A common stock	2,104,307	(2,104,307)	—

	As Previously
	Restated on 10-K/A
As of December 31,2020	Amendment No. 1	Adjustment	As Restated

Total assets	$231,323,610	$—	$231,323,610
Total liabilities	$25,358,720	$—	$25,358,720
Class A common stock subject to possible redemption	200,964,880	29,035,120	230,000,000
Preferred stock	—	—	—
Class A common stock	290	(290)	—
Class B common stock	575	—	575
Additional paid-in capital	13,341,349	(13,341,349)	—
Accumulated deficit	(8,342,204)	(15,693,481)	(24,035,685)
Total stockholders’ equity (deficit)	$5,000,010	$(29,035,120)	$(24,035,110)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$231,323,610	$—	$231,323,610
Shares of Class A common stock subject to possible redemption	20,096,488	2,903,512	23,000,000
Shares of Class A common stock	2,903,512	(2,903,512)	—

The impact of the restatement on the statement of stockholders’ equity is consistent with the changes to the impacted stockholders’ equity accounts described above.

The impact of the restatement to the previously reported as restated statement of cash flows for the year ended December 31, 2020 is presented below:

	For the Year Ended December 31, 2020
	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$208,956,930	$(208,956,930)	$—
Change in value of Class A common stock subject to possible redemption	$(7,992,050)	$7,992,050	$—

The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share for the year ended December 31, 2020 is presented below:

	Earnings (Loss) Per Share
	As Previously
For the year ended December 31, 2020	Restated	Adjustment	Restated
Net loss	$(8,339,904)	$—	$(8,339,904)
Weighted average shares outstanding - Class A common stock	23,000,000	(4,524,590)	18,475,410
Basic and diluted loss per share - Class A common stock	$—	$(0.35)	$(0.35)
Weighted average shares outstanding - Class B common stock	5,602,459	—	5,602,459
Basic and diluted loss per share - Class B common stock	$(1.49)	$1.14	$(0.35)

In addition, see Note 10 - Quarterly Financial Information where unaudited interim periods are presented as restated.